UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche Ultra-Short Investment Grade Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 68.3%
Consumer Discretionary 9.9%
American Honda Finance Corp., 144A, 2.125%, 2/28/2017	250,000	250,651
Daimler Finance North America LLC, 144A, 2.95%, 1/11/2017	150,000	150,264
Toyota Motor Credit Corp., 1.25%, 10/5/2017	350,000	350,173
Walt Disney Co., 1.196% *, 1/8/2019	250,000	250,630
		1,001,718
Consumer Staples 2.5%
PepsiCo, Inc., Series 1, 1.0%, 10/13/2017	250,000	249,784
Energy 10.0%
Chevron Corp., 1.421% *, 11/16/2018	250,000	251,049
Shell International Finance BV, 1.202% *, 5/10/2017	150,000	150,160
Statoil ASA, 3.125%, 8/17/2017	350,000	354,488
XTO Energy, Inc., 6.25%, 8/1/2017	250,000	258,550
		1,014,247
Financials 37.7%
American Express Credit Corp., 2.375%, 3/24/2017	150,000	150,595
Bank of Montreal, 1.236% *, 4/10/2018	222,000	221,266
Bank of Nova Scotia, 1.186% *, 4/11/2017	150,000	150,116
Berkshire Hathaway Finance Corp., 1.174% *, 1/12/2018	150,000	150,405
BNP Paribas SA:
1.375%, 3/17/2017	150,000	150,093
2.375%, 9/14/2017	150,000	151,001
Commonwealth Bank of Australia, 1.9%, 9/18/2017	250,000	251,001
Cooperatieve Rabobank UA, 1.22% *, 4/28/2017	250,000	250,171
HSBC Bank PLC, 144A, 1.546% *, 5/15/2018	250,000	250,146
New York Life Global Funding, 144A, 1.125%, 3/1/2017	250,000	250,145
Nordea Bank AB, 144A, 1.697% *, 9/17/2018	250,000	251,704
Royal Bank of Canada:
1.138% *, 10/13/2017	150,000	150,047
1.212% *, 1/23/2017	150,000	150,080
Svenska Handelsbanken AB, 2.875%, 4/4/2017	250,000	251,427
The Goldman Sachs Group, Inc., 1.586% *, 5/22/2017	300,000	300,554
Toronto-Dominion Bank, 1.422% *, 7/23/2018	250,000	250,597
Wells Fargo Bank NA, 1.622% *, 1/22/2018	250,000	251,437
Westpac Banking Corp., 1.627% *, 7/30/2018	235,000	236,234
		3,817,019
Information Technology 4.0%
Apple, Inc., 1.74% *, 2/22/2019	100,000	101,478
International Business Machines Corp., 1.071% *, 2/6/2018	150,000	150,174
Oracle Corp., 1.068% *, 7/7/2017	150,000	150,193
		401,845
Telecommunication Services 4.2%
Cisco Systems, Inc.:
1.16% *, 6/15/2018	200,000	200,510
1.197% *, 9/20/2019	125,000	125,331
1.511% *, 2/21/2018	100,000	100,590
		426,431
Total Corporate Bonds (Cost $6,901,019)		6,911,044
Certificates of Deposit * 18.3%
Bank of Montreal, 0.958%, 4/13/2017	250,000	249,815
Credit Suisse AG:
1.184%, 2/2/2017	150,000	150,168
2.141%, 3/8/2018	300,000	301,004
Nordea Bank Finland PLC, 1.335%, 9/6/2017	245,000	245,625
State Street Bank & Trust Co., 1.341%, 7/14/2017	450,000	450,885
Toronto-Dominion Bank, 1.324%, 7/12/2017	200,000	200,381
Westpac Banking Corp., 1.372%, 8/11/2017	250,000	250,447
Total Certificates of Deposit (Cost $1,845,000)		1,848,325
Commercial Paper 5.4%
Issued at Discount **
Danske Corp., 1.482%, 11/1/2017	340,000	335,358
Ontario Teachers Finance Trust, 1.328%, 4/4/2017	208,000	207,292
Total Commercial Paper (Cost $542,512)		542,650
Municipal Bonds and Notes 7.5%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 1.05% ***, 5/1/2048, LOC: Bank of China	135,000	135,000
New York, State Housing Finance Agency Revenue, 222 East 44th Street, Series B, 1.05% ***, 5/1/2050, LOC: Bank of China	175,000	175,000
University of California, State Revenues:
Series Y-2, 1.033% *, Mandatory Put 7/2/2017 @ 100, 7/1/2041	255,000	255,036
Series Y-1, 1.033% *, Mandatory Put 7/2/2017 @ 100, 7/1/2041	200,000	200,026
Total Municipal Bonds and Notes (Cost $764,910)		765,062
	Shares	Value ($)
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 0.38% (a) (Cost $17,417)	17,417	17,417
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $10,070,858) †	99.7	10,084,498
Other Assets and Liabilities, Net	0.3	35,312
Net Assets	100.0	10,119,810

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $10,070,858. At November 30, 2016, net unrealized appreciation for all securities based on tax cost was $13,640. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,611 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,971.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of November 30, 2016.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (b)	$—	$6,911,044	$—	$6,911,044
Certificates of Deposit	—	1,848,325	—	1,848,325
Commercial Paper		542,650		542,650
Municipal Bonds and Notes	—	765,062	—	765,062
Short-Term Investments	17,417	—	—	17,417
Total	$17,417	$10,067,081	$—	$10,084,498

There have been no transfers between fair value measurement levels during the period ended November 30, 2016.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Investment Grade Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017